Income taxes - Income tax expense (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current tax
Current year	$ (155,714)	$ 327,412
Deferred tax
Origination and reversal of temporary differences	(5,095,595)	6,816,080
Recognition of previously unrecognized tax assets		(170,082)
Change in unrecognized deductible temporary differences	4,511,349	(5,939,998)
Deferred tax	(584,246)	706,000
Income tax expense (recovery)	$ (739,960)	$ 1,033,412